N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.5%)

Education (4.7%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$365,775
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	311,763
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	466,795
Johnson Cnty KS Cmnty College Student Commons & Pkg 5.000% 11/15/19	235,000	235,435
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	222,212
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	539,455
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	116,151
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	955,000	996,724
		3,254,310

General Obligation (36.0%)
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	655,049
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	597,365
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	190,300
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	118,820
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	113,610
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	546,095
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	375,000	395,198
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,275
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	250,825
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	382,655
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	111,199
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	130,381
Douglas Cnty KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,037,190
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	290,955
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	434,895
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	284,578
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	277,858
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	545,760
Franklin Cnty KS USD# 290 4.000% 09/01/16	100,000	105,456
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	698,308
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	286,877
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	230,766
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,142,650
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,189,423
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	544,860
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	112,472
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	175,090
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	271,995
Junction City KS Unlimited GO 3.500% 09/01/16	120,000	132,301
Junction City KS Unlimited GO 4.100% 09/01/20	750,000	859,530
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	114,103
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	114,370
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	113,045
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	337,891
Leavenworth Cnty KS USD #449 3.330% 09/01/28	250,000	267,263
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	235,900
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	343,191
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,158,460
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	120,853
Manhattan KS GO 5.000% 11/01/28	130,000	150,433
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	307,043
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	167,574
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	275,402
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	373,238
Newton, KS Unlimited GO 5.000% 09/01/21	100,000	121,641
Newton KS Unlimited GO 4.750% 09/01/29	435,000	498,171
Olathe KS GO 4.000% 10/01/19	100,000	110,722
Park City KS 5.100% 12/01/20	200,000	241,172
Park City KS 5.500% 12/01/24	100,000	120,109
Park City KS 6.000% 12/01/29	500,000	608,050
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	285,640
PR Comwlth Pub Impt Ref 5.500% 07/01/20	250,000	275,158
Salina KS GO 4.625% 10/01/27	200,000	220,956
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	281,075
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	287,573
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	122,500
Sedgwick Cnty KS USD #262 5.000% 09/01/28	500,000	568,600
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	844,643
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	279,460
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	625,390
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	429,854
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	556,325
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	735,834
Wichita KS GO 4.500% 09/01/22	150,000	167,972
Wichita KS GO 4.750% 09/01/27	180,000	203,258
Wyandotte Cnty KS Gov Unltd GO 5.000% 08/01/19	150,000	169,140
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	283,055
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	560,040
Wyandotte Cnty KS USD # 202 5.250% 09/01/18	100,000	121,613
Wyandotte Cnty KS USD #500 GO 5.250% 09/01/13	250,000	260,615
		25,180,068

Health Care (16.8%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,098,090
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	285,350
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	285,573
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	117,331
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	263,430
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	545,110
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	534,905
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	442,238
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	536,475
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	272,610
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,082,850
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	827,133
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	533,440
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	315,672
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	566,600
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	750,000	751,365
Manhattan KS (Mercy Health Ctr) Hosp Rev 5.200% 08/15/26	250,000	250,300
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	539,515
Olathe KS (Med Ctr) Health 5.000% 09/01/30	250,000	274,995
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	263,695
Olathe KS Hlth Facs Rev Olathe Med Cntr - Ser A 4.000% 09/01/30	445,000	464,513
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,046,970
Univ KS Hosp Auth 5.000% 09/01/26	100,000	108,286
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	337,515
		11,743,961

Housing (0.5%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	100,000	100,000
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	235,000	235,263
		335,263

Other Revenue (16.1%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/1/21	160,000	171,650
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	365,490
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	393,271
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	110,248
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,146,660
KS Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,000
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	539,965
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	277,358
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	20,000	20,047
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,424,939
KS Dev Fin Auth Rev St of KS Proj 5.000% 11/01/34	500,000	563,720
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	276,055
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	273,555
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 4.500% 11/01/17	125,000	145,286
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	399,924
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	262,745
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	279,405
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	286,798
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	175,000	193,653
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	549,040
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	559,715
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,137,580
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	551,075
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	434,940
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	297,399
		11,230,518

Transportation (1.6%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	265,540
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	282,948
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	380,000	433,067
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	145,000	157,329
		1,138,884

Utilities (18.8%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	575,000	598,759
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,034,570
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	261,393
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	526,130
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	815,640
KS Dev Fin Auth (Wtr Pollution Control) Rev 5.250% 11/01/22	1,000,000	1,000,000
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/23	1,000,000	1,000,000
KS Dev Fin Auth Rev (Wtr Pollution) 5.000% 11/01/28	250,000	256,885
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	279,040
*PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	750,000	813,037
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	771,000
Wichita KS Wtr & Swr Util Rev 5.250% 10/01/18	1,465,000	1,530,354
Wichita KS Wtr & Swr Util Rev 5.000% 10/01/28	500,000	521,970
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	287,228
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	338,955
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	227,370
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	109,111
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	232,074
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	583,935
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	281,098
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,440,750
Wyandotte Cnty KS Govt Rev Plaza Proj 3.400% 10/01/27	245,000	243,148
		13,152,447

TOTAL MUNICIPAL BONDS (COST: $61,493,916)		$66,035,451

SHORT-TERM SECURITIES (4.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.033% (COST: $3,056,219)	3,056,219	$3,056,219

TOTAL INVESTMENTS IN SECURITIES (COST: $64,550,135) (98.9%)		$69,091,670
OTHER ASSETS LESS LIABILITIES (1.1%)		766,678

NET ASSETS (100.0%)		$69,858,348

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2012.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (90.1%)

Education (22.7%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$399,469
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,723,875
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	1,000,000	1,042,640
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	209,384
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,057,590
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	280,220
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	414,844
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	567,790
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	646,578
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	277,713
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	671,124
Univ of NE Rev Lincoln Student Fee 4.000% 07/01/24	250,000	275,578
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	280,825
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	311,902
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	252,115
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,151,700
Univ of NE Rev Lincoln Student Facs 5.000% 07/01/28	250,000	261,420
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	289,705
*Univ of PR 5.000% 06/01/17	650,000	691,893
		10,806,365

General Obligation (13.6%)
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	256,572
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	267,585
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	572,050
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	273,905
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	412,204
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	107,039
Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,662,034
Omaha NE Various Purpose 5.000% 05/01/22	250,000	253,463
Omaha NE Various Purpose 4.250% 10/15/26	500,000	539,665
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	298,168
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	284,682
PR Comwlth Pub Impt 5.500% 07/01/21	500,000	549,040
Ralston NE Arena GO 4.500% 09/15/31	500,000	524,365
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	456,839
		6,457,611

Health (10.6%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.300% 12/15/18	250,000	250,225
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	272,693
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,407
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	281,263
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	568,980
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	849,752
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	461,468
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,058,780
NE Invmt Fin Auth (Great Plains Regl Med Ctr) Rev 5.450% 11/15/22	750,000	750,675
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	276,340
		5,020,583

Housing (2.0%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	279,085
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,139
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	558,505
		972,729

Other Revenue (7.4%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	854,775
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	533,265
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	121,424
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,205,730
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	539,160
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	250,000	277,590
		3,531,944

Transportation (1.6%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	605,090
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	150,000	162,755
		767,845

Utilities (32.2%)
Central Plains Energy Project 5.000% 9/01/27	1,000,000	1,105,410
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	537,590
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	533,655
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	259,712
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.100% 07/01/30	250,000	260,445
Dawson NE Pub Pwr Elec Sys Rev 4.750% 12/01/32	250,000	251,022
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	1,000,000	1,083,900
Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,168,090
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	284,520
Lincoln NE Elec Sys Rev 3.625% 09/01/37	1,000,000	1,005,990
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	269,002
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	280,315
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	277,317
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	225,876
Mun Energy Agy of NE Rev 5.000% 04/01/32	100,000	116,520
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	271,945
#NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	285,950
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	429,980
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	287,262
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	113,170
Omaha NE Pub Pwr Elec Rev 5.000% 02/01/34	1,000,000	1,043,190
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	650,000	743,671
Omaha Sanitation & Sewer 4.000% 11/15/31	250,000	271,890
Omaha NE Santn Swr Revenue Sys 4.250% 11/15/38	1,500,000	1,615,380
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	271,272
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	105,412
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	273,193
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,085,090
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	279,512
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	279,040
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	289,263
		15,304,584

TOTAL MUNICIPAL BONDS (COST: $40,206,628)		$42,861,661

SHORT-TERM SECURITIES (9.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.033% (COST: $4,352,428)	4,352,428	$4,352,428

TOTAL INVESTMENTS IN SECURITIES (COST: $44,559,056) (99.2%)		$47,214,089
OTHER ASSETS LESS LIABILITIES (0.8%)		379,770

NET ASSETS (100.0%)		$47,593,859

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of October 31, 2012.
# When-issued purchase as of October 31, 2012.

OKLAHOMA MUNICIPAL FUND
Schedule of Investments October 31, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.5%)

Education (25.0%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$353,402
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	156,023
OK Agric & Mech Colleges Rev (OK St Univ) 4.500% 08/01/35	450,000	494,626
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	1,380,000	1,474,475
OK Agric & Mech Colleges Rev (OK St Univ) 4.375% 08/01/35	200,000	216,970
OK Cmnty College Student Fac Rev 4.375% 07/01/30	750,000	825,525
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	115,000	115,159
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,322
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	275,448
OK Dev Fin Auth (OK St Syst Higher Ed) 4.900% 12/01/22	200,000	200,772
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	270,235
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	151,830
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	255,153
OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/22	500,000	542,865
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	269,960
*OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/30	1,000,000	1,077,770
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	251,168
OK Colleges Brd of Regt (Research Fac) Rev 4.800% 03/01/28	670,000	675,568
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	258,062
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	265,432
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,098,180
OK Colleges Brd of Regt Student Hsg Rev 5.000% 11/01/27	1,000,000	1,000,000
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	264,588
University of Oklahoma Rev 5.000% 07/01/37	290,000	332,688
		10,926,221

General Obligation (5.4%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	199,492
Broken Arrow Untld GO 4.125% 08/01/31	250,000	278,102
Oklahoma City OK 4.250% 03/01/22	110,000	117,901
Oklahoma City OK 5.000% 03/01/27	400,000	455,624
OK Wtr Resources Brd 5.000% 04/01/28	500,000	584,805
Tulsa OK GO 4.500% 03/01/23	700,000	735,602
		2,371,526

Health Care (1.3%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	277,145
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	274,722
		551,867

Housing (2.5%)
OK Hsg Fin 5.050% 09/01/23	490,000	499,658
OK Hsg Fin 5.150% 09/01/29	250,000	256,067
OK Hsg Fin 5.200% 09/01/32	250,000	257,630
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	50,000	52,145
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	45,000	46,583
		1,112,083

Other Revenue (14.2%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	305,530
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	273,832
Delaware Cnty OK Sales Tax Rev 3.750% 09/01/29	375,000	378,619
Durant OK Cmnty Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	275,477
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	279,967
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	166,320
OK Dev Fin Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	120,053
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	252,700
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	252,522
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	535,050
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	108,438
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	107,825
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	216,970
OK Wtr Resources Brd 5.000% 04/01/32	140,000	167,318
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	291,570
Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	563,115
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	457,502
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	249,049
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	268,045
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	390,748
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	546,400
		6,207,050

Transportation (12.1%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	292,357
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	289,077
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	263,130
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,128,280
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,125,650
OK St Tpk Auth Rev 5.000% 01/01/28	250,000	295,492
OK State Turnpike Auth Rev 4.000% 01/01/31	250,000	270,805
OK State Turnpike Auth. Rev. 5.000% 01/01/30	250,000	295,492
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	135,519
Tulsa OK Arpts Impvt Tr 5.375% 06/01/24	275,000	296,395
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	135,519
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	525,580
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	262,385
		5,315,681

Utilities (35.0%)
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	112,964
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	460,953
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	160,132
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	265,657
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/23	200,000	206,046
Glenpool Util Rev 5.100% 12/01/35	250,000	285,003
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,191,190
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	222,448
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,314,020
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	528,610
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	101,500
Midwest City OK Cap Impt 4.125% 09/01/33	250,000	258,468
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/1/25	2,000,000	2,355,260
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	444,142
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	261,443
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	265,200
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev Ref 5.000% 07/01/31	250,000	300,360
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,707,978
#Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	125,937
#Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	187,664
#Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	170,669
Sallisaw OK Mun Auth Rev 4.000% 09/01/35	500,000	510,655
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	109,554
Sapulpa OK Mun Auth Util Sys Rev 4.250% 07/01/37	1,000,000	1,023,590
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	106,511
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	645,636
		15,321,590

TOTAL MUNICIPAL BONDS (COST: $39,136,586)		$41,806,018

SHORT-TERM SECURITIES (4.8%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.033% (COST: $2,089,359)	2,089,359	$2,089,359

TOTAL INVESTMENTS IN SECURITIES (COST: $41,225,945) (100.3%)		$43,895,377
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(145,168)

NET ASSETS (100.0%)		$43,750,209

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2012.
# When-issued purchase as of October 31, 2012.

Maine Municipal Fund
Schedule of Investments October 31, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.8%)

Education (15.6%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$165,000	$185,783
ME Ed Loan Auth 4.450% 12/01/25	100,000	110,216
ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	798,069
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	30,000	30,360
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	149,480
ME Hlth & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	276,918
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	117,165
Univ of ME Sys Rev 4.625% 03/01/29	100,000	106,720
Univ of ME Sys Rev 4.750% 03/01/37	550,000	582,005
Univ of PR 5.000% 06/01/17	500,000	532,225
		2,888,941

General Obligation (25.5%)
Auburn Maine GO 4.500% 09/01/22	100,000	120,051
Bangor ME 4.000% 09/01/24	155,000	172,737
Falmouth ME GO 4.250% 11/15/31	200,000	222,642
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	164,384
Gray ME Unlimited GO 4.000% 10/15/26	280,000	316,638
Gray ME Unlimited GO 4.000% 10/15/27	280,000	313,922
Lewiston ME GO 5.000% 04/01/22	500,000	521,915
Lewiston ME GO 5.000% 04/01/24	250,000	261,125
Lewiston ME GO 4.500% 01/15/25	200,000	210,444
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	286,953
Portland ME 4.250% 05/01/29	150,000	164,619
Portland ME 4.125% 10/01/29	100,000	111,437
Saco ME GO 4.000% 04/01/28	100,000	110,844
Scarborough ME GO 4.400% 11/01/31	250,000	261,038
Scarborough ME GO 4.400% 11/01/32	480,000	499,661
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	280,358
Westbrook ME GO 4.250% 10/15/20	180,000	187,193
*Yarmouth ME 5.000% 11/15/19	500,000	505,580
		4,711,541

Health Care (16.3%)
ME Health & Higher Ed Facs Auth Rev 6.000% 10/01/13	100,000	104,380
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	281,858
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	356,150
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	661,819
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	300,090
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	273,312
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	215,848
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	237,478
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	582,255
		3,013,190

Housing (5.9%)
ME St Hsg Auth 4.000% 11/15/24	100,000	106,303
*ME St Hsg Auth 5.000% 11/15/29	350,000	369,624
ME St Hsg Auth 4.700% 11/15/27	250,000	262,317
ME St Hsg Auth 4.375% 11/15/25	100,000	101,680
ME St Hsg Auth 5.150% 11/15/32	250,000	256,067
		1,095,991

Other Revenue (7.5%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	128,424
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	132,074
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	154,616
ME Mun Bd Bk (Swr & Wtr) Rev Prerefunded 4.900% 11/01/24	95,000	99,477
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,153
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	638,826
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	200,000	222,262
		1,380,832

Transportation (16.0%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,180,410
ME St Tpk Auth 5.000% 07/01/33	450,000	464,103
ME St Tpk Auth 5.125% 07/01/30	500,000	529,650
Portland ME Airport Rev 5.000% 07/01/32	500,000	506,820
Portland ME Airport Rev 5.250% 01/01/35	250,000	275,975
		2,956,958

Utilities (8.0%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	561,045
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	542,350
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	100,000	106,158
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	250,000	271,012
		1,480,565

TOTAL MUNICIPAL BONDS (COST: $16,273,146)		$17,528,018

SHORT-TERM SECURITIES (3.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.033% (COST: $731,271)	731,271	$731,271

TOTAL INVESTMENTS IN SECURITIES (COST: $17,004,417) (98.7%)		$18,259,289
OTHER ASSETS LESS LIABILITIES (1.3%)		234,369

NET ASSETS (100.0%)		$18,493,658

*Indicates bonds are segregated by the custodian to cover when issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2012.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 31, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (88.2%)

Education (9.2%)
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	$200,000	$223,948
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	115,852
Univ of PR 5.000% 06/01/17	150,000	159,667
		499,467

General Obligation (33.6%)
Concord NH GO 4.600% 10/15/14	100,000	100,263
Dover New Hampshire GO 4.000% 6/15/28	100,000	111,690
*Hampton NH GO 4.000% 12/15/20	200,000	214,826
Hillsborough NH GO 4.000% 11/01/20	100,000	106,040
Hillsborough NH GO 4.000% 11/01/21	100,000	106,657
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	115,464
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	109,865
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	110,875
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	194,308
NH St Cap Impt GO 4.750% 03/01/27	100,000	112,602
Portsmouth NH GO 4.000% 08/01/19	100,000	107,980
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	110,280
Rochester NH GO 4.750% 07/15/20	300,000	319,797
		1,820,647

Health Care (14.7%)
NH Hlth & ED Facs Rev Wentworth Douglas Hosp 5.500% 1/1/26	100,000	114,539
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	107,120
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	108,597
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	107,148
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	158,932
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	121,656
NH St Health & Edu. Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	80,980
		798,972

Housing (13.7%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	85,000	85,853
NH St Hsg Single Fam Rev 5.000% 07/01/30	80,000	81,236
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	102,682
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	156,621
NH St Hsg Auth Rev 3.800% 7/1/25	100,000	102,766
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	95,000	105,320
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	108,252
		742,730

Other Revenue (6.1%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	164,787
*PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	150,000	166,554
		331,341

Transportation (3.0%)
New Hampshire State Turnpike Sys. Rev. 4.000% 08/01/38	100,000	102,700
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	55,000	59,677
		162,377

Utilities (7.9%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	105,224
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	262,723
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	55,000	58,387
		426,334

TOTAL MUNICIPAL BONDS (COST: $4,514,268)		$4,781,868

SHORT-TERM SECURITIES (10.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.033% (COST: $568,655)	568,655	$568,655

TOTAL INVESTMENTS IN SECURITIES (COST: $5,082,923) (98.3%)		$5,350,523
OTHER ASSETS LESS LIABILITIES (1.7%)		68,470

NET ASSETS (100.0%)		$5,418,993

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of October 31, 2012.

NOTE: INVESTMENT IN SECURITIES (unaudited)
October 31, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$64,550,135	$44,559,056	$41,225,945	$17,004,417	$5,082,923
Unrealized appreciation	$4,552,268	$2,671,562	$2,669,432	$1,254,872	$268,193
Unrealized depreciation	($10,733)	($16,529)	$0	$0	($593)
Net unrealized appreciation (depreciation)*	$4,541,535	$2,655,033	$2,669,432	$1,254,872	$267,600

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of October 31, 2012:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$3,056,219	$0	$0	$3,056,219
Municipal Bonds	0	66,035,451	0	66,035,451
Total	$3,056,219	$66,035,451	$0	$69,091,670

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$4,352,428	$0	$0	$4,352,428
Municipal Bonds	0	42,861,661	0	42,861,661
Total	$4,352,428	$42,861,661	$0	$47,214,089

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,089,359	$0	$0	$2,089,359
Municipal Bonds	0	41,806,018	0	41,806,018
Total	$2,089,359	$41,806,018	$0	$43,895,377

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$731,271	$0	$0	$731,271
Municipal Bonds	0	17,528,018	0	17,528,018
Total	$731,271	$17,528,018	$0	$18,259,289

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$568,655	$0	$0	$568,655
Municipal Bonds	0	4,781,868	0	4,781,868
Total	$568,655	$4,781,868	$0	$5,350,523

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 21, 2012